COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS (Details Narrative) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 11, 2020	Apr. 07, 2019	Oct. 02, 2017	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Depreciation expense				$ 4,518	$ 4,271	$ 28,126	$ 29,393	$ 47,765	$ 63,457
Intangible assets				1,336,173		1,336,173		407,467	509,862
Shares issued during period		224,711,111
Issuance of common stock in connection with sales made under private offerings	$ 76,926	$ 270,255		$ 642,018	$ 100,000	$ 816,650	$ 320,000	$ 320,000	$ 123,500
Ares Resources Corporation [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage				5.00%		5.00%
Lancaster Brazil Fund [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued during period	53,947,368
Issuance of common stock in connection with sales made under private offerings	$ 76,926
Exchange Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued upon conversion			25,000,000
Exchange Agreement [Member] | Ares Resources Corporation [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares converted			500,000
Value of shares issued in conversion			$ 150,000
Share Price			$ 0.006